Performance Graph - Unaudited	12 Months Ended
Dec. 31, 2012
Performance Graph [Abstract]
Cumulative Total Shareholder Return [Text Block]

Our common stock is listed on the New York Stock Exchange. The high and low prices are based on the Composite Tape of the New York Stock Exchange. There were approximately 22,210 registered shareholders at January 31, 2013.

PERFORMANCE GRAPH (UNAUDITED)

The following graph presents the cumulative total shareholder return for the five years ending December 31, 2012 for our common stock, as compared to the Standard & Poor's 500 Stock Index and to the Dow Jones 30 Industrial Average. Our common stock price is a component of both indices. These figures assume that all dividends paid over the five-year period were reinvested, and that the starting value of each index and the investment in common stock was $100.00 on December 31, 2007.

	December
	2007	2008	2009	2010	2011	2012
United Technologies Corporation	$100.00	$71.57	$95.40	$110.88	$105.37	$121.28
S&P 500 Index	$100.00	$63.00	$79.67	$91.68	$93.61	$108.59
Dow Jones Industrial Average	$100.00	$68.07	$83.51	$95.25	$103.24	$113.81